Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant stock options, stock appreciation rights, or similar instruments with option-like features and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K. We do not take material nonpublic information into account when determining the timing and terms of equity awards, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options, stock appreciation rights or similar instruments with option-like features in many years. We did not make any awards of stock options, stock appreciation rights or similar instruments with option-like features in 2024.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options, stock appreciation rights, or similar instruments with option-like features and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K. We do not take material nonpublic information into account when determining the timing and terms of equity awards, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options, stock appreciation rights or similar instruments with option-like features in many years. We did not make any awards of stock options, stock appreciation rights or similar instruments with option-like features in 2024.